Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment
The change in the carrying value of goodwill by business segment follows:

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Gross goodwill	$2,383	1,352	2,995	503	439	7,672
Accumulated impairment	—	—	(163)	—	—	(163)
Balance, September 30, 2013	2,383	1,352	2,832	503	439	7,509
Acquisitions	356	—	22	—	0	378
Divestitures	0	—	(70)	0	—	(70)
Impairment	—	—	(508)	—	—	(508)
Foreign currency translation and other	(38)	(23)	(58)	(3)	(5)	(127)
Gross goodwill	2,701	1,329	2,864	500	434	7,828
Accumulated impairment	—	—	(646)	—	—	(646)
Balance, September 30, 2014	2,701	1,329	2,218	500	434	7,182
Acquisitions	176	—	—	—	2	178
Divestitures	—	(213)	—	—	(228)	(441)
Foreign currency translation and other	(87)	(85)	(74)	(8)	(12)	(266)
Gross goodwill	2,790	1,031	2,790	492	196	7,299
Accumulated impairment	—	—	(646)	—	—	(646)
Balance, September 30, 2015	$2,790	1,031	2,144	492	196	6,653

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class
The gross carrying amount and accumulated amortization of identifiable intangible assets by major class follow:

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2014	2015	2014	2015	2014	2015	2014	2015
Gross carrying amount	$1,594	1,508	1,052	1,051	1,190	1,178	3,836	3,737
Less: Accumulated amortization	643	693	613	649	891	869	2,147	2,211
Net carrying amount	$951	815	439	402	299	309	1,689	1,526